AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2024
	Principal Amount	Value
Corporate Bonds and Notes - 34.0%
Communications - 2.8%
Rogers Communications, Inc. (Canada) 5.300%, 02/15/34	$1,000,000	$1,002,275
Videotron, Ltd. (Canada)
3.625%, 06/15/29[1,2]	998,000	927,980
5.125%, 04/15/27[1]	998,000	992,065

Vodafone Group PLC (United Kingdom) 7.875%, 02/15/30	450,000	518,322

Total Communications		3,440,642
Consumer, Cyclical - 5.7%
American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[1]	1,458,333	1,448,569
Delta Air Lines, Inc. 7.000%, 05/01/25[1]	500,000	504,303
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28[1]	1,000,000	989,981
General Motors Financial Co., Inc. 5.550%, 07/15/29	1,500,000	1,528,920
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27[1]	2,482,000	2,504,055

Total Consumer, Cyclical		6,975,828
Consumer, Non-cyclical - 3.7%
Albertsons Cos. Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.500%, 02/15/28[1,2]	1,000,000	1,014,463
Element Fleet Management Corp. (Canada) 6.271%, 06/26/26[1]	1,000,000	1,018,431
JBS USA LUX, S.A./JBS USA Food Co./JBS Luxembourg S.A.R.L (Luxembourg) 6.750%, 03/15/34[1]	500,000	535,073
Solventum Corp. 5.450%, 03/13/31[1]	2,000,000	2,017,498

Total Consumer, Non-cyclical		4,585,465
Energy - 4.6%
Cheniere Energy, Inc. 5.650%, 04/15/34[1]	500,000	508,085
Columbia Pipelines Holding Co. LLC 5.681%, 01/15/34[1,2]	2,000,000	2,020,396
Columbia Pipelines Operating Co. LLC 6.544%, 11/15/53[1]	500,000	541,764
Enbridge, Inc. (Canada) Series NC5 (8.250% to 01/15/29 then U.S. Treasury Yield Curve CMT 5 year + 3.785%), 8.250%, 01/15/84[3,4]	2,000,000	2,097,508
Suncor Energy, Inc. (Canada) 7.150%, 02/01/32	400,000	446,803

Total Energy		5,614,556
	Principal Amount	Value
Financials - 12.9%
Air Lease Corp. 5.850%, 12/15/27[2]	$1,000,000	$1,026,169
Bank of America Corp.
(4.376% to 04/27/27 then SOFR + 1.580%), 4.376%, 04/27/28[3,4]	3,000,000	2,962,512
(5.872% to 09/15/33 then SOFR + 1.840%), 5.872%, 09/15/34[3,4]	1,000,000	1,049,438

The Bank of Nova Scotia (Canada) (8.625% to 10/27/27 then U.S. Treasury Yield Curve CMT 5 year + 4.389%), 8.625%, 10/27/82[3,4]	2,000,000	2,118,602
Federation des Caisses Desjardins du Quebec (Canada) 5.250%, 04/26/29[1]	2,000,000	2,030,480
The Goldman Sachs Group, Inc. (5.851% to 04/25/34 then SOFR + 1.552%), 5.851%, 04/25/35[3,4]	2,000,000	2,089,915
Intact Financial Corp. (Canada) 5.459%, 09/22/32[1]	2,000,000	2,021,972
Morgan Stanley (6.296% to 10/18/27 then SOFR + 2.240%), 6.296%, 10/18/28[3,4]	1,500,000	1,564,517
The Toronto-Dominion Bank (Canada) (8.125% to 10/31/27 then U.S. Treasury Yield Curve CMT 5 year + 4.075%), 8.125%, 10/31/82[3,4]	1,000,000	1,042,599

Total Financials		15,906,204
Industrials - 2.6%
Canadian Pacific Railway Co. (Canada) 7.125%, 10/15/31	600,000	680,115
GFL Environmental, Inc. (Canada) 6.750%, 01/15/31[1]	1,000,000	1,028,314
OAS Finance, Ltd. (Virgin Islands, British)
8.875%, 08/30/24[1,4,5,6,7]	400,000	0
8.875%, 08/30/24[4,5,6,7]	600,000	0

TTX Co. 5.500%, 09/25/26[1]	1,500,000	1,519,024

Total Industrials		3,227,453
Utilities - 1.7%
Consolidated Edison Co. of New York, Inc. 6.150%, 11/15/52	1,000,000	1,094,189
Duke Energy Progress LLC 5.350%, 03/15/53[2]	1,000,000	974,637

Total Utilities		2,068,826

Total Corporate Bonds and Notes (Cost $41,904,138)		41,818,974
Mortgage-Backed Securities - 2.8%
Citigroup Commercial Mortgage Trust Series 2019-GC43, Class A2 2.982%, 11/10/52	514,000	508,792

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Mortgage-Backed Securities - 2.8% (continued)
Commercial Mortgage Pass Through Certificates
Series 2015-LC23, Class C 4.545%, 10/10/48[4]	$585,000	$556,253
Series 2016-CR28, Class C 4.605%, 02/10/49[4]	726,000	640,685

CSAIL Commercial Mortgage Trust Series 2017-CX10, Class B 3.892%, 11/15/50[4]	506,000	451,039
GSCG Trust Series 2019-600C, Class D 3.764%, 09/06/34[1]	862,000	102,621
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class C 4.444%, 09/15/47[4]	330,824	319,329
Series 2015-C33, Class C 4.636%, 12/15/48[4]	670,000	592,472

JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class C 3.722%, 05/13/53[4]	496,000	274,663

Total Mortgage-Backed Securities (Cost $4,675,035)		3,445,854
Municipal Bonds - 0.4%
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	330,000	405,870

Total Municipal Bonds (Cost $460,366)		405,870
U.S. Government and Agency Obligations - 58.2%
Fannie Mae - 18.4%
FNMA,
1.500%, 12/01/50	2,429,134	1,874,219
2.000%, 03/01/52	1,591,196	1,280,736
2.140%, 10/01/29	7,000,000	6,320,196
2.260%, 01/01/30	3,200,000	2,876,834
3.000%, 03/01/45 to 06/01/52	5,534,429	4,845,492
3.500%, 12/01/31 to 01/01/32	172,160	166,775
4.000%, 09/01/31 to 06/01/42	55,048	53,508
4.500%, 08/01/52	1,271,040	1,224,991
5.000%, 02/01/53	1,240,968	1,222,879
FNMA REMICS,
Series 2010-156, Class ZC 4.000%, 01/25/41	453,989	388,467
Series 2011-121, Class JP 4.500%, 12/25/41	45,110	44,669
Series 2012-127, Class PA 2.750%, 11/25/42	517,276	477,024
Series 2012-31, Class Z 4.000%, 04/25/42	680,941	657,128
Series 2015-9, Class HA 3.000%, 01/25/45	1,298,727	1,230,860

Total Fannie Mae		22,663,778
	Principal Amount	Value

Freddie Mac - 9.1%
FHLMC,
1.500%, 11/01/50 to 12/01/50	$5,252,520	$4,039,618
3.000%, 04/01/47	769,446	690,355
4.500%, 07/01/52 to 09/01/52	3,822,602	3,685,339
5.500%, 07/01/53	614,432	615,383
FHLMC Gold,
3.000%, 07/01/45 to 08/01/45	1,642,774	1,476,932
3.500%, 10/01/42	200,341	184,987
4.000%, 10/01/41	16,888	16,012
5.000%, 07/01/35	5,966	6,037
FHLMC REMICS,
Series 2909, Class Z 5.000%, 12/15/34	64,192	65,151
Series 3626, Class AZ 5.500%, 08/15/36	40,739	42,278
Series 3792, Class SE (9.631% minus 2 times 1 month SOFR, Cap 9.860%, Floor 0.000%), 0.000%, 01/15/41[4]	18,652	12,262
Series 3872, Class BA 4.000%, 06/15/41	10,532	10,253
Series 3894, Class ZA 4.500%, 07/15/41	22,315	21,933
Series 3957, Class HZ 4.000%, 11/15/41	311,131	296,877

Total Freddie Mac		11,163,417
Ginnie Mae - 0.7%
GNMA,
Series 2004-35, Class SA (31.756% minus 6.5 times 1 month SOFR, Cap 32.500%, Floor 0.000%), 0.000%, 03/20/34[4]	6,557	6,370
Series 2009-32, Class ZE 4.500%, 05/16/39	76,242	74,703
Series 2009-35, Class DZ 4.500%, 05/20/39	84,873	83,032
Series 2009-75, Class GZ 4.500%, 09/20/39	82,343	81,583

GNMA II Pool, 6.500%, 12/20/53	602,218	613,808

Total Ginnie Mae		859,496
U.S. Treasury Obligations - 30.0%
U.S. Treasury Notes,
1.875%, 02/15/32	400	345
3.500%, 02/15/33	6,170,000	5,932,359
3.875%, 08/15/33	6,922,000	6,831,149
4.500%, 11/15/33	11,321,000	11,710,159
4.875%, 04/30/26	475,000	478,952
U.S. Treasury Bonds,
1.875%, 02/15/41	4,855,000	3,441,740
3.000%, 08/15/52	4,484,000	3,485,259
4.125%, 08/15/53	320,000	307,750
4.250%, 02/15/54	2,595,000	2,552,020

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

U.S. Treasury Obligations - 30.0% (continued)
U.S. Treasury Bonds,
4.750%, 11/15/53	$1,975,000	$2,108,004

Total U.S. Treasury Obligations		36,847,737

Total U.S. Government and Agency Obligations (Cost $72,951,915)		71,534,428

Shares
Common Stocks - 0.0%#
Energy - 0.0%#
Foresight Energy, LLC*,6 (Cost $165,688)	202	2,939

	Principal Amount
Short-Term Investments - 4.4%
Commercial Paper - 3.2%
Enbridge Pipelines, Inc., 5.410%, 08/07/24[8]	$3,045,000	3,042,260
Enbridge Pipelines, Inc., 5.420%, 08/20/24[8]	160,000	159,544
EPCOR, 5.410%, 08/06/24[8]	515,000	514,614
Farm Credit System, 5.310%, 08/12/24[8]	240,000	239,612

Total Commercial Paper		3,956,030
Joint Repurchase Agreements - 1.2%[9]
HSBC Securities USA, Inc., dated 07/31/24, due 08/01/24, 5.330% total to be received $414,262 (collateralized by various U.S. Treasuries, 0.000%, 11/15/24 - 05/15/50, totaling $422,485)	414,201	414,201
	Principal Amount	Value

Marex Capital Markets, Inc., dated 07/31/24, due 08/01/24, 5.450% total to be received $1,000,151 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 10/01/40 - 03/01/54, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,414,201

	Shares
Other Investment Companies - 0.0%#
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%[10]	18,662	18,662
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.28%[10]	27,994	27,994

Total Other Investment Companies		46,656

Total Short-Term Investments (Cost $5,416,887)		5,416,887
Total Investments - 99.8% (Cost $125,574,029)		122,624,952
Other Assets, less Liabilities - 0.2%		298,903
Net Assets - 100.0%		$122,923,855

*	Non-income producing security.
#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $21,725,074 or 17.7% of net assets.
[2]	Some of these securities, amounting to $1,346,749 or 1.1% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date.
[4]	Variable rate security. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[6]	Security's value was determined by using significant unobservable inputs.
[7]	Perpetuity Bond. The date shown represents the next call date.
[8]	Represents yield to maturity at July 31, 2024.
[9]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[10]	Yield shown represents the July 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes
Financials	—	$15,906,204	—	$15,906,204
Consumer, Cyclical	—	6,975,828	—	6,975,828
Energy	—	5,614,556	—	5,614,556
Consumer, Non-cyclical	—	4,585,465	—	4,585,465
Communications	—	3,440,642	—	3,440,642
Industrials	—	3,227,453	$0	3,227,453
Utilities	—	2,068,826	—	2,068,826
Mortgage-Backed Securities	—	3,445,854	—	3,445,854
Municipal Bonds†	—	405,870	—	405,870
U.S. Government and Agency Obligations†	—	71,534,428	—	71,534,428
Common Stocks
Energy	—	—	2,939	2,939
Short-Term Investments
Commercial Paper	—	3,956,030	—	3,956,030
Joint Repurchase Agreements	—	1,414,201	—	1,414,201
Other Investment Companies	$46,656	—	—	46,656
Total Investments in Securities	$46,656	$122,575,357	$2,939	$122,624,952

†	All municipal bonds and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at July 31, 2024:
	Corporate Bonds and Notes	Common Stock
Balance as of October 31, 2023	$0	$2,939
Accrued discounts (premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—
Balance as of July 31, 2024	$0	$2,939

Net change in unrealized appreciation/depreciation on investments still held at July 31, 2024	—	—

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of July 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of July 31, 2024	Valuation Technique(s)	Unobservable Input(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
Common Stock	$2,939	Market Approach	EV/Sale Multiple	$17.98	N/A	Increase
			Comparable Peer Mark	$11.16	N/A	Increase
		Market Approach - Bid Price
Corporate Bonds and Notes	0	in open market	Discount Rate	100%	100%	Decrease
	$2,939

(a)	Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,346,749	$1,414,201	—	$1,414,201
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.